Preferred Shares (Narrative) (Details) - Pre-IPO [Member]	12 Months Ended
Dec. 31, 2018 $ / shares
Series A Preferred Shares [Member]
Preferred Stock [Line Items]
Dividend rate per annum per Pre-IPO Preferred Share	$ 0.0375
Times over original investment preferred shareholders entitled to receive in event of liquidation	1.3
Pre-IPO Preferred Shares conversion price	$ 0.625
Pre-IPO Preferred Shares conversion ratio	1
Series A Preferred Shares [Member] | Maximum [Member]
Preferred Stock [Line Items]
Pre-IPO Preferred Shares conversion price	$ 0.625
Series B Preferred Shares [Member]
Preferred Stock [Line Items]
Dividend rate per annum per Pre-IPO Preferred Share	0.411
Pre-IPO Preferred Shares conversion price	$ 7.267
Pre-IPO Preferred Shares conversion ratio	1
Series B Preferred Shares [Member] | Minimum [Member]
Preferred Stock [Line Items]
Amount per share of preferred shares to receive in event of liquidation	$ 6.847
Series B Preferred Shares [Member] | Maximum [Member]
Preferred Stock [Line Items]
Pre-IPO Preferred Shares conversion price	$ 7.267